UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22554

Vertical Capital Income Fund

(Exact name of registrant as specified in charter)

80 Arkay Drive, Hauppauge, NY

  11788

(Address of principal executive offices)

(Zip code)

James Ash

          Gemini Fund Services, LLC, 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

09/30

Date of reporting period: 6/30/13

Item 1.  Schedule of Investments.

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES - 92.7%
$ 321,413	Loan ID 200001	Fixed	6.250%	4/1/2038	$ 226,725
124,706	Loan ID 200003	Balloon	7.250%	9/1/2035	95,413
322,707	Loan ID 200004	Fixed	7.990%	10/1/2036	258,198
173,034	Loan ID 200005	Fixed	4.750%	8/1/2039	134,846
76,356	Loan ID 200006	Fixed	7.990%	1/1/2036	61,276
39,503	Loan ID 200007	Fixed	6.000%	2/1/2028	28,671
57,142	Loan ID 200008	Fixed	3.825%	3/28/2035	35,771
156,453	Loan ID 200009	Fixed	3.000%	4/1/2037	86,800
168,928	Loan ID 200010	Fixed	3.000%	5/1/2034	100,174
143,487	Loan ID 200011	Fixed	6.850%	6/1/2035	107,012
53,518	Loan ID 200012	Fixed	9.800%	7/1/2037	48,102
60,647	Loan ID 200013	Fixed	5.250%	9/1/2040	39,063
86,550	Loan ID 200014	Fixed	3.500%	3/1/2027	73,688
37,185	Loan ID 200015	Fixed	9.000%	8/1/2030	32,474
43,266	Loan ID 200016	Fixed	10.375%	1/1/2031	40,683
54,035	Loan ID 200017	Fixed	6.500%	8/1/2030	41,035
58,675	Loan ID 200018	Fixed	7.000%	1/1/2033	44,898
67,238	Loan ID 200019	Fixed	4.000%	12/1/2036	40,504
85,947	Loan ID 200020	Fixed	5.630%	7/1/2033	60,146
90,626	Loan ID 200021	Fixed	4.000%	10/1/2033	58,200
98,300	Loan ID 200022	Fixed	4.100%	6/1/2039	59,570
103,423	Loan ID 200023	Fixed	5.875%	12/1/2060	71,144
106,283	Loan ID 200024	Fixed	7.000%	11/1/2034	80,679
153,033	Loan ID 200025	Fixed	3.125%	3/1/2034	89,295
205,981	Loan ID 200026	Fixed	3.250%	1/1/2050	122,950
228,102	Loan ID 200028	Fixed	2.750%	6/1/2050	178,809
237,600	Loan ID 200029	Fixed	3.310%	7/1/2037	134,719
251,416	Loan ID 200030	Fixed	5.750%	1/1/2038	171,265
289,896	Loan ID 200031	Fixed	5.000%	1/1/2051	232,061
323,384	Loan ID 200032	Fixed	3.130%	1/1/2051	254,568
433,500	Loan ID 200033	Fixed	6.375%	6/1/2036	310,863
459,569	Loan ID 200034	Fixed	2.625%	10/1/2050	258,921
592,699	Loan ID 200035	Fixed	2.000%	11/1/2050	314,427
72,380	Loan ID 200036	Fixed	7.940%	1/12/2034	58,432
173,833	Loan ID 200037	Fixed	7.800%	5/1/2035	138,180
174,541	Loan ID 200038	Fixed	6.631%	3/1/2037	119,788
28,569	Loan ID 200039	Fixed	11.500%	11/5/2033	28,512
157,690	Loan ID 200040	Fixed	4.550%	5/1/2040	96,191
131,790	Loan ID 200041	Fixed	4.875%	8/1/2039	83,014
44,203	Loan ID 200042	Fixed	7.000%	12/1/2037	32,985
67,593	Loan ID 200043	Fixed	6.125%	7/1/2039	46,896
129,723	Loan ID 200045	Fixed	5.625%	12/1/2038	87,044

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.7%
$ 44,621	Loan ID 200046	Fixed	8.000%	7/1/2027	$ 37,762
56,894	Loan ID 200048	Fixed	5.500%	8/1/2039	37,596
254,523	Loan ID 200049	Fixed	3.875%	3/1/2042	193,438
177,526	Loan ID 200050	Fixed	6.250%	11/1/2050	125,813
90,187	Loan ID 200051	Fixed	6.500%	10/1/2040	65,936
168,523	Loan ID 200052	Fixed	5.000%	5/1/2040	110,467
61,814	Loan ID 200053	Fixed	3.000%	9/1/2042	48,073
59,261	Loan ID 200054	Fixed	8.250%	3/1/2039	48,203
87,784	Loan ID 200055	Fixed	10.000%	1/5/2036	80,094
288,263	Loan ID 200056	ARM	7.375%	12/1/2037	220,896
127,883	Loan ID 200057	Fixed	3.000%	10/1/2036	99,339
30,505	Loan ID 200058	Fixed	8.100%	11/1/2032	25,018
63,100	Loan ID 200059	Fixed	6.000%	8/1/2039	43,337
37,626	Loan ID 200060	Fixed	5.750%	8/1/2039	25,352
40,705	Loan ID 200061	Fixed	5.750%	7/1/2024	31,990
284,147	Loan ID 200063	Fixed	5.750%	12/1/2048	182,138
197,590	Loan ID 200064	Fixed	4.875%	4/1/2034	158,665
28,602	Loan ID 200065	Fixed	7.250%	1/1/2037	21,357
159,573	Loan ID 200066	Fixed	5.125%	1/1/2037	126,414
711,378	Loan ID 200067	Fixed	3.625%	7/1/2037	413,595
267,845	Loan ID 200068	Fixed	3.250%	9/1/2037	155,350
140,559	Loan ID 200069	Fixed	3.250%	9/1/2037	79,163
121,164	Loan ID 200070	Fixed	3.250%	9/1/2037	68,239
96,787	Loan ID 200071	Fixed	3.250%	8/1/2037	54,569
241,849	Loan ID 200072	Fixed	0.000%	2/1/2051	146,512
226,603	Loan ID 200073	Fixed	0.000%	2/1/2026	169,522
192,199	Loan ID 200074	Fixed	0.000%	2/1/2031	133,540
222,407	Loan ID 200075	Fixed	4.250%	2/1/2042	129,774
184,270	Loan ID 200076	Fixed	4.250%	12/1/2041	107,817
81,986	Loan ID 200077	Fixed	3.750%	8/1/2042	45,314
40,004	Loan ID 200078	ARM	7.000%	8/1/2036	36,352
146,878	Loan ID 200079	ARM	2.000%	8/1/2049	75,172
96,300	Loan ID 200080	ARM	2.000%	5/1/2037	78,234
84,498	Loan ID 200081	Fixed	2.000%	9/1/2037	64,819
72,494	Loan ID 200082	ARM	2.500%	4/1/2040	39,567
123,162	Loan ID 200083	ARM	3.875%	10/1/2046	90,844
197,809	Loan ID 200084	ARM	7.000%	3/1/2039	148,515
130,122	Loan ID 200085	Fixed	5.500%	11/1/2035	88,418
173,227	Loan ID 200086	ARM	2.000%	11/1/2050	133,748
233,602	Loan ID 200087	ARM	2.000%	3/1/2051	133,714
130,734	Loan ID 200088	ARM	7.000%	6/1/2039	98,103
279,956	Loan ID 200089	ARM	2.000%	3/1/2052	148,517
75,979	Loan ID 200090	ARM	2.000%	11/1/2036	58,587
301,865	Loan ID 200091	ARM	2.000%	11/1/2051	158,630
295,167	Loan ID 200092	ARM	2.375%	5/1/2036	162,313

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.7%
$ 148,366	Loan ID 200093	ARM	2.375%	2/1/2038	$ 114,539
235,590	Loan ID 200094	ARM	2.750%	9/1/2037	181,922
493,585	Loan ID 200095	ARM	2.000%	4/1/2051	380,455
222,832	Loan ID 200096	ARM	4.500%	8/1/2037	138,579
118,777	Loan ID 200097	ARM	2.625%	6/1/2035	65,577
101,171	Loan ID 200098	ARM	2.875%	9/1/2033	64,466
88,671	Loan ID 200099	ARM	2.000%	3/1/2040	46,490
389,137	Loan ID 200100	ARM	2.000%	7/1/2037	204,258
316,000	Loan ID 200101	ARM	2.000%	7/1/2051	242,815
80,798	Loan ID 200102	ARM	1.250%	3/1/2040	40,108
113,397	Loan ID 200103	ARM	9.502%	9/1/2034	68,197
60,147	Loan ID 200104	ARM	2.500%	5/1/2039	46,993
125,693	Loan ID 200105	ARM	2.000%	12/1/2050	96,935
100,195	Loan ID 200106	ARM	2.000%	2/1/2052	78,092
339,692	Loan ID 200107	ARM	2.000%	7/1/2052	172,802
198,519	Loan ID 200108	ARM	3.000%	6/1/2047	99,359
55,068	Loan ID 200109	ARM	3.000%	4/1/2038	42,469
120,322	Loan ID 200110	ARM	3.250%	8/1/2039	93,346
192,779	Loan ID 200111	ARM	3.000%	11/1/2050	109,903
318,433	Loan ID 200112	ARM	2.000%	9/1/2049	168,515
216,153	Loan ID 200113	ARM	2.870%	7/1/2037	118,322
120,865	Loan ID 200114	ARM	2.000%	10/1/2051	93,428
275,854	Loan ID 200115	ARM	2.000%	11/1/2051	141,182
159,494	Loan ID 200116	ARM	2.000%	3/1/2039	83,527
198,037	Loan ID 200117	ARM	3.250%	8/1/2037	114,980
94,491	Loan ID 200118	ARM	2.750%	6/1/2035	54,181
100,659	Loan ID 200119	ARM	2.750%	10/1/2034	58,251
309,198	Loan ID 200120	ARM	2.000%	2/1/2051	161,927
105,720	Loan ID 200121	ARM	2.750%	1/1/2035	60,969
155,098	Loan ID 200122	ARM	2.625%	6/1/2035	88,080
460,599	Loan ID 200123	ARM	2.750%	9/1/2037	249,184
147,677	Loan ID 200124	ARM	3.375%	6/1/2037	84,220
324,800	Loan ID 200125	ARM	2.000%	5/1/2051	250,453
134,164	Loan ID 200126	ARM	3.000%	8/1/2039	76,259
152,189	Loan ID 200127	ARM	2.750%	8/1/2039	85,210
54,256	Loan ID 200128	ARM	2.000%	7/1/2037	41,642
477,187	Loan ID 200129	Fixed	4.625%	3/1/2052	300,580
113,018	Loan ID 200130	Fixed	4.500%	8/1/2042	86,210
42,127	Loan ID 200131	Fixed	3.825%	11/1/2027	35,640
169,679	Loan ID 200132	Fixed	5.000%	6/1/2042	143,429
246,412	Loan ID 200133	Fixed	3.490%	1/1/2043	184,686
198,178	Loan ID 200134	Fixed	3.750%	12/1/2042	162,645
132,098	Loan ID 200135	Fixed	4.375%	12/1/2042	108,967
289,908	Loan ID 200136	Fixed	2.825%	10/1/2027	244,596
135,538	Loan ID 200137	Fixed	4.500%	9/1/2042	114,489
140,728	Loan ID 200138	Fixed	3.750%	10/1/2042	115,988

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.7%
$ 59,247	Loan ID 200139	Fixed	4.625%	5/1/2027	$ 42,498
48,608	Loan ID 200140	Fixed	3.625%	12/1/2027	41,039
86,229	Loan ID 200141	Fixed	4.250%	2/1/2042	65,888
193,850	Loan ID 200142	Fixed	3.300%	1/1/2037	113,732
136,269	Loan ID 200143	Fixed	3.000%	2/1/2037	110,432
559,138	Loan ID 200144	Fixed	3.000%	10/1/2036	315,018
294,573	Loan ID 200145	Fixed	2.000%	8/1/2051	227,057
153,269	Loan ID 200146	Fixed	3.250%	8/1/2037	86,413
256,711	Loan ID 200147	Fixed	3.250%	9/1/2037	148,892
140,568	Loan ID 200148	Fixed	3.250%	9/1/2037	79,168
164,249	Loan ID 200149	Fixed	3.500%	9/1/2037	116,518
225,452	Loan ID 200150	Fixed	3.500%	9/1/2037	126,974
112,517	Loan ID 200151	Fixed	3.250%	8/1/2037	62,807
100,329	Loan ID 200152	Fixed	3.250%	9/1/2037	77,835
1,829,129	Loan ID 200153	Fixed	3.375%	4/1/2037	1,419,404
104,134	Loan ID 200154	Fixed	5.625%	9/1/2037	70,405
97,348	Loan ID 200155	Fixed	3.375%	4/1/2037	82,347
58,111	Loan ID 200156	Fixed	8.130%	9/19/2032	47,785
130,206	Loan ID 200157	Fixed	3.750%	1/1/2043	109,894
170,154	Loan ID 200158	Fixed	3.625%	12/1/2042	139,526
198,914	Loan ID 200159	Fixed	3.750%	6/1/2042	154,656
137,828	Loan ID 200160	Fixed	3.250%	2/1/2043	74,165
506,616	Loan ID 200161	Fixed	3.875%	11/1/2041	386,193
244,007	Loan ID 200162	Fixed	3.875%	7/1/2042	184,835
129,226	Loan ID 200163	Fixed	4.000%	1/1/2042	98,509
110,195	Loan ID 200164	Fixed	4.000%	7/1/2042	99,396
212,804	Loan ID 200165	Fixed	4.375%	12/1/2041	163,072
136,055	Loan ID 200166	Fixed	4.000%	2/1/2032	109,973
562,508	Loan ID 200167	Fixed	3.000%	5/1/2036	460,076
145,475	Loan ID 200168	Fixed	3.750%	10/1/2042	109,732
26,892	Loan ID 200169	Fixed	6.923%	9/1/2034	20,250
452,000	Loan ID 200170	Fixed	2.750%	10/1/2036	247,425
107,263	Loan ID 200171	Fixed	6.500%	4/1/2036	92,868
151,918	Loan ID 200172	Fixed	7.250%	2/1/2037	115,381
204,352	Loan ID 200173	Fixed	3.575%	10/1/2046	147,133
97,748	Loan ID 200174	Fixed	7.340%	4/1/2037	74,640
57,047	Loan ID 200175	Fixed	9.600%	5/1/2037	47,777
103,880	Loan ID 200176	Fixed	6.600%	3/1/2037	71,137
81,273	Loan ID 200177	Fixed	8.000%	1/11/2022	72,162
45,777	Loan ID 200178	Fixed	6.500%	5/10/2016	42,856
39,028	Loan ID 200179	Fixed	7.250%	7/27/2019	34,930
20,847	Loan ID 200180	Fixed	6.500%	7/8/2016	19,446
117,141	Loan ID 200181	Fixed	7.500%	3/1/2016	110,991
102,695	Loan ID 200182	Fixed	8.750%	10/10/2016	98,290
295,200	Loan ID 200183	Fixed	4.125%	12/1/2032	234,271

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Principal		Loan Type	Interest Rate	Maturity	Value
	MORTGAGE NOTES (Continued) - 92.7%
$ 79,378	Loan ID 200184	Fixed	4.375%	12/1/2042	$ 60,875
30,037	Loan ID 200185	Fixed	5.375%	6/1/2042	19,190
57,377	Loan ID 200186	Fixed	5.125%	8/1/2042	49,103
57,230	Loan ID 200187	Fixed	5.875%	12/1/2039	38,853
162,159	Loan ID 200188	Fixed	3.875%	2/1/2043	122,025
181,860	Loan ID 200189	Fixed	4.125%	8/1/2042	146,288
364,833	Loan ID 200190	Fixed	3.625%	11/1/2042	300,805
141,649	Loan ID 200191	Fixed	4.125%	11/1/2042	112,880
201,021	Loan ID 200192	Fixed	4.250%	11/1/2042	166,405
103,110	Loan ID 200193	Fixed	3.875%	6/1/2042	85,582
176,510	Loan ID 200194	Fixed	4.750%	9/1/2041	149,769
292,147	Loan ID 200195	Fixed	3.875%	3/1/2042	222,032
107,780	Loan ID 200196	Fixed	4.500%	1/1/2043	89,350
41,922	Loan ID 200197	Fixed	4.750%	11/1/2042	35,227
43,590	Loan ID 200198	Fixed	5.250%	10/1/2042	35,696
310,860	Loan ID 200199	Fixed	4.000%	9/1/2042	279,743
265,200	Loan ID 200200	Fixed	3.875%	9/1/2042	207,492
65,574	Loan ID 200201	Fixed	5.125%	8/1/2041	57,312
63,466	Loan ID 200202	Fixed	3.375%	12/1/2042	55,831
299,740	Loan ID 200203	Fixed	4.250%	8/1/2042	227,922
156,195	Loan ID 200204	Fixed	3.875%	7/1/2042	122,926
80,372	Loan ID 200205	Fixed	5.000%	11/1/2041	69,779
27,092	Loan ID 200206	Fixed	3.990%	12/1/2042	20,457
634,667	Loan ID 200207	Fixed	3.625%	3/1/2042	574,627
53,625	Loan ID 200208	Fixed	4.250%	1/1/2043	38,589
228,179	Loan ID 200209	Fixed	3.875%	8/1/2042	187,632
95,752	Loan ID 200210	ARM	4.625%	5/1/2043	82,788
229,572	Loan ID 200211	Fixed	3.750%	5/1/2042	197,018
146,398	Loan ID 200212	Fixed	3.875%	2/1/2042	114,820
312,446	Loan ID 200213	Fixed	4.125%	1/1/2038	204,433
63,707	Loan ID 200214	Fixed	5.750%	7/1/2039	52,877
294,659	Loan ID 200215	Fixed	4.750%	7/1/2041	253,407
124,194	Loan ID 200216	Fixed	5.750%	9/1/2039	98,734
151,868	Loan ID 200217	Fixed	5.250%	7/1/2040	124,532
81,339	Loan ID 200218	Fixed	4.250%	12/1/2041	50,430
	TOTAL MORTGAGE NOTES ( Cost - $25,678,216)				26,408,898

	TOTAL INVESTMENTS ( Cost - $25,678,216)(a)- 92.7%				$ 26,408,898
	CASH AND OTHER ASSETS LESS LIABILITIES - 7.3%				2,094,268
	NET ASSETS - 100.0%				$ 28,503,166

ARM - Adjustable Rate Mortgage

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is the same and and there were no book to tax differences and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

			Unrealized appreciation:		$ 2,149,479
			Unrealized depreciation:		(1,418,797)
			Net unrealized appreciation:		$ 730,682

Vertical Capital Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30, 2013

Security Valuation

Mortgage Notes – The Fund utilizes a proprietary discounted cash flow model to value its Mortgage Notes. Vertical Capital Asset Management, LLC. (“the Adviser”) uses the model daily to produce market values based on a combination of servicing data (maturity dates, rates, loan type, etc.) that is fed into the pricing model along with various readily available inputs including yield curves, prepayment speeds, default rates and loss severity assumptions. The future expected cash flows and related treasury yields are also utilized to compare with each individual Mortgage Note yield in the model. That yield is determined as a spread to the interpolated treasury curve, based on market knowledge of the collateral type, prepayment history, average life, and credit quality. The combination of loan level criteria and daily market adjustments produces a daily price for each Mortgage Note relative to current public market conditions.

Prior to purchase, each Mortgage Note goes through a due diligence process that includes considerations such as underwriting borrower credit, employment history, property valuation, and delinquency history with an overall emphasis on repayment of the Mortgage Notes. The purchase price of the Mortgage Notes reflects the overall risk relative to the findings of this due diligence process.

The Fund will invest primarily in Mortgage Notes secured by residential real estate. The market or liquidation value of each type of residential real estate collateral may be adversely affected by numerous factors, including rising interest rates; changes in the national, state and local economic climate and real estate conditions; perceptions of prospective buyers of the safety, convenience and attractiveness of the properties; maintenance and insurance costs; changes in real estate taxes and other expenses; adverse changes in governmental rules and fiscal policies; adverse changes in zoning laws; and other factors beyond the control of the borrowers.

The Fund's investments in Mortgage Notes are subject to liquidity risk because there is a limited secondary market for Mortgage Notes. Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

Securities for which current market quotations are not readily available, such as the Mortgage Notes the Fund invests in, or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. As described above, the Mortgage Notes, which are fair valued daily, are priced by the Adviser and through a proprietary discounted cash flow model, under the direction of the Board.

The Fund’s senior management contracted with LCAP Advisors to create an asset valuation model along with policies and maintenance procedures for the Fund.  The valuation procedures and the Model are reviewed and maintained on a daily basis within the management of the Fund.  Any calibrations and adjustments to the model, that may be necessary are done on a quarterly basis to insure accurate pricing.  Financial markets are monitored daily by the Adviser relative to interest rate environment along with third party data from the U.S. Department of the Treasury, Reuters and Moody’s which is uploaded into the pricing model along with a daily loan servicing tape.  In addition to the readily available data from the financial markets, the Advisor uses a number of pricing criteria that represent the Advisor’s 30 years of credit and collateral underwriting experience related to mortgage Notes to accurately value the Notes.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of June 30, 2013 for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Mortgage Notes	$ -	$ -	$ 26,408,898	$ 26,408,898
Total	$ -	$ -	$ 26,408,898	$ 26,408,898

There were no transfers between levels during the current period presented.  It is the Fund’s policy to record transfers into or out of levels at the end of the reporting period.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Vertical Capital Income Fund
Mortgage Notes
Beginning Balance - 10/1/12	$ 8,456,934
Total realized gain (loss)	199,956
Change in unrealized appreciation (depreciation)	574,399
Cost of purchases	18,364,676
Proceeds from sales	(824,207)
Proceeds from paydowns	(621,132)
Amortization	258,272
Accrued interest	-
Net Transfers in/out of Level 3	-
Ending balance - 6/30/13	$ 26,408,898

The total change in unrealized appreciation (depreciation) included in the statement of operations attributable to Level 3 investments still held at June 30, 2013 is $23,662.

The following table provides quantitative information about the Fund's Level 3 values, as well as its inputs, as of June 30, 2013. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Value	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Weighted Average of Unobservable Inputs
Mortgage Notes	$ 26,408,898	Comprehensive pricing model with emphasis on discounted cash flows	Credit Quality	1.0%	1.0%
			Collateral Value	5.0%	5.0%
			Collateral Type	2.0%	2.0%
			Occupancy	2.0%	2.0%
Closing Balance	$ 26,408,898

The information in these columns is meant to represent a range of the weighting for each unobservable input relative to each investment type. The valuation of the Mortgage Notes, which are the subject of this disclosure, use approximately the same weighting of the unobservable inputs for each Mortgage Note, therefore there is not a "range" and the "weighted average" is approximately the same value as the input percentage.

A change to the unobservable input may result in a significant change to the value of the investment as follows:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Credit quality	Increase	Decrease
Collateral Value	Increase	Decrease
Collateral type (SFR)	Increase	Decrease
Occupancy (Owner OCC)	Increase	Decrease
SFR – Single Family Residence
Owner OCC – Owner Occupied

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Vertical Capital Income Fund

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/27/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Bayard Closser

       Bayard Closser, President

Date

8/27/13

By (Signature and Title)

*/s/ Gustavo A. Altuzarra

       Gustavo A. Altuzarra, Treasurer

Date

8/27/13